Note 20 - Segment Information - Summary of Long Lived Assets by Physical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Physical Location of Long Lived Assets	$ 13,736	$ 14,011	$ 19,363
TAIWAN, PROVINCE OF CHINA
Physical Location of Long Lived Assets	5,607	5,813	8,689
UNITED STATES
Physical Location of Long Lived Assets	4,176	4,162	4,188
CHINA
Physical Location of Long Lived Assets	3,920	3,997	6,363
Other Countries [Member]
Physical Location of Long Lived Assets	$ 33	$ 39	$ 123